Financial Instruments and Risk Management (Schedule of Fair Value of All Derivative Contracts) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	$ 1.2	$ 0.6
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	1.1	4.9
Derivative Asset, Fair Value	1.2	0.6
Derivative Liability, Fair Value	1.1	4.9
Foreign Exchange Contract [Member] | Accounts Payable [Member]
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	1.1	4.9
Foreign Exchange Contract [Member] | Prepaid Expenses and Other Current Assets [Member]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	$ 1.2	$ 0.6